Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	As of December 31,
	2024	2025
	RMB	RMB	USD

Contract liabilities, current
Membership fee	55,708	50,676	7,247
Value-add service fee	14,509	9,642	1,379
Government project	3,757	3,160	452
Tian Bi	13,247	10,460	1,496
Others	882	1,780	254
Total contract liabilities, current	88,103	75,718	10,828

Contract liabilities, non-current
Membership fee	11,430	12,473	1,784
Value-add service fee	793	631	90
Total contract liabilities, non-current	12,223	13,104	1,874